Long-term debt - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Aug. 23, 2013
Disclosure of detailed information about borrowings [line items]
Principal	$ 479,535	$ 702,181
Current portion of long-term debt	(25,008)	(302,630)
Long-term debt	454,527	399,551
Convertible senior subordinated notes:
Disclosure of detailed information about borrowings [line items]
Principal	0	277,650
Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	395,822	344,149
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	57,242	50,569
Otjikoto equipment loan facility (net of unamortized transaction costs)
Disclosure of detailed information about borrowings [line items]
Principal	10,816	20,750
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	13,071	7,719
Finance lease obligations
Disclosure of detailed information about borrowings [line items]
Principal	2,186	0
Nicaraguan equipment loans
Disclosure of detailed information about borrowings [line items]
Principal	398	1,344
Equipment loans/finance lease obligations:
Disclosure of detailed information about borrowings [line items]
Principal	83,713	80,382
Principal | Convertible senior subordinated notes:
Disclosure of detailed information about borrowings [line items]
Principal	0	258,750	$ 259,000
Principal | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	400,000	350,000
Principal | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	58,634
Principal | Otjikoto equipment loan facility (net of unamortized transaction costs)
Disclosure of detailed information about borrowings [line items]
Principal	10,922
Principal | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	13,526
Principal | Finance lease obligations
Disclosure of detailed information about borrowings [line items]
Principal	2,186
Principal | Nicaraguan equipment loans
Disclosure of detailed information about borrowings [line items]
Principal	398
Fair value adjustment | Convertible senior subordinated notes:
Disclosure of detailed information about borrowings [line items]
Principal	0	18,900
Unamortized Transaction Costs | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	$ (4,178)	$ (5,851)